EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Net book value		$ 30,312
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	43,303
Disposals	(43,303)	(93,962)
Ending Balance		43,303
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	12,991	29,011
Additions		32,476
Disposals	(12,991)	(48,496)
Ending Balance		12,991
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Net book value
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		93,962
Disposals		(93,962)
Ending Balance
Computer equipment [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		29,011
Additions		19,485
Disposals		(48,496)
Ending Balance
Vehicles [member]
IfrsStatementLineItems [Line Items]
Net book value		30,312
Vehicles [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	43,303	43,303
Disposals	(43,303)
Ending Balance		43,303
Vehicles [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	12,991
Additions		12,991
Disposals	(12,991)
Ending Balance		12,991
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance		$ 137,265